Fair Value Measurements - Summary of Company's Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021
Assets
Financial Assets	$ 454,710	$ 109,703
Liabilities
Financial Liabilities	86,209	75,843
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Financial Liabilities		75,843
Public Warrants [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	55,710
Private Placement Warrants [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	30,499
Level 1
Assets
Financial Assets	454,710	109,703
Liabilities
Financial Liabilities	55,710
Level 1 | Public Warrants [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	55,710
Level 3 [Member]
Liabilities
Financial Liabilities	30,499	75,843
Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Financial Liabilities		75,843
Level 3 [Member] | Private Placement Warrants [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	30,499
Money Market Funds [Member]
Assets
Financial Assets	454,710	109,703
Money Market Funds [Member] | Level 1
Assets
Financial Assets	$ 454,710	$ 109,703